ING Life Insurance and Annuity Company
and its
Variable Annuity Account C

ING MAP Plus NPSM

Supplement dated July 29, 2011 to the Contract Prospectus and
Contract Prospectus Summary, each dated April 29, 2011, as amended

The following information updates and amends certain information contained in your variable annuity
Contract Prospectus and Contract Prospectus Summary. Please read it carefully and keep it with your current Contract Prospectus and Contract Prospectus Summary for future reference.

Important Information Regarding the ING Clarion Real Estate Portfolio,
ING Global Real Estate Fund and ING Real Estate Fund

On July 1, 2011, ING Clarion Global Real Estate Securities LLC, subadviser to the ING Clarion Real
Estate Portfolio, ING Global Real Estate Fund and ING Real Estate Fund was renamed CBRE Clarion
Securities LLC.

Accordingly, all references in your Contract Prospectus and Contract Prospectus Summary to ING
Clarion Global Real Estate Securities LLC are replaced with CBRE Clarion Securities LLC.

Important Information Regarding the ING Intermediate Bond Fund

Effective July 29, 2011, the ING Intermediate Bond Fund’s investment objective appearing in Appendix
IV – Fund Descriptions in the Contract Prospectus and Appendix V – Availability of Certain Funds in the
Contract Prospectus Summary is deleted and replaced with the following:
· Prior to September 30, 2011, the Fund seeks to provide investors with a high level of current income, consistent with the preservation of capital and liquidity.
· Effective September 30, 2011, the Fund seeks to maximize total return through income and capital appreciation.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) ING Life Insurance and Annuity Company. Securities are distributed by ING Financial Advisers,
LLC (member SIPC), One Orange Way, Windsor, CT 06095. Securities may also be distributed through other broker-dealers with which ING Financial Advisers, LLC has selling agreements.

X.109860-11A	July 2011